Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial Assets and Liabilities
27.
Financial Assets and Liabilities

We have various financial assets such as trade and non-trade receivables, cash and short-term deposits. Our principal financial liabilities, other than derivatives, comprise of bank loans, lease liabilities, trade and non-trade payables. The main purpose of these financial liabilities is to finance our operations. We also enter into derivative transactions, primarily principal only-currency swap agreements, interest rate swaps and forward foreign exchange contracts and options to manage the currency and interest rate risks arising from our operations and sources of financing. Our accounting policies in relation to derivatives are set out in Note 2 – Summary of Material Accounting Policies – Financial Instruments.

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2023 and 2022:

	Financial instruments at amortized cost		Financial instruments at FVPL		Total financial instruments
	(in million pesos)
Assets as at December 31, 2023
Noncurrent:
Financial assets at fair value through profit or loss	—		578		578
Debt instruments at amortized cost – net of current portion	395		—		395
Derivative financial assets – net of current portion	—		96		96
Other financial assets – net of current portion	3,481	(1)	—		3,481
Current:
Cash and cash equivalents	16,177		—		16,177
Short-term investments	122		269	(2)	391
Trade and other receivables	26,086		—		26,086
Current portion of debt instruments at amortized cost	200		—		200
Current portion of other financial assets	320	(1)	—	(3)	320
Total assets	46,781		943		47,724

Liabilities as at December 31, 2023
Noncurrent:
Interest-bearing financial liabilities – net of current portion	243,152		—		243,152
Lease liabilities – net of current portion	41,625		—		41,625
Derivative financial liabilities – net of current portion	—		12		12
Customers' deposits	2,238		—		2,238
Deferred credits and other noncurrent liabilities	229		—		229
Current:
Accounts payable	77,050		—		77,050
Accrued expenses and other current liabilities	71,756		—		71,756
Current portion of interest-bearing financial liabilities	11,646		—		11,646
Current portion of lease liabilities	5,921		—		5,921
Dividends payable	1,912		—		1,912
Current portion of derivative financial liabilities	—		1,021		1,021
Liabilities associated with assets classified as held-for-sale	1,779		—		1,779
Total liabilities	457,308		1,033		458,341
Net liabilities	(410,527)		(90)		(410,617)

(1)
Includes refundable deposits and notes receivables.
(2)
Includes investments in the funds of Credit Suisse and Julius Baer. In 2021, PLDT withdrew US$6.6 million from the Supply Chain Finance fund of Credit Suisse and impaired the remaining fund value of US$3.4 million. In November 2021, Smart invested US$5.0 million in the Focus Fixed Income Asia Defensive fund of Julius Baer. As at December 31, 2023, the fund’s value amounted to US$4.85 million.
(3)
Includes RCBC Redemption Trust Account. See Note 19 – Equity – Redemption of Preferred Stock.

	Financial instruments at amortized cost		Financial instruments at FVPL		Total financial instruments
	(in million pesos)
Assets as at December 31, 2022
Noncurrent:
Financial assets at fair value through profit or loss	—		432		432
Debt instruments at amortized cost – net of current portion	596		—		596
Derivative financial assets – net of current portion	—		81		81
Other financial assets – net of current portion	3,489	(1)	—		3,489
Current:
Cash and cash equivalents	25,211		—		25,211
Short-term investments	129		254	(2)	383
Trade and other receivables	26,255		—		26,255
Current portion of other financial assets	206	(1)	—	(3)	206
Total assets	55,886		767		56,653

Liabilities as at December 31, 2022
Noncurrent:
Interest-bearing financial liabilities – net of current portion	217,288		—		217,288
Lease liabilities – net of current portion	31,958		—		31,958
Derivative financial liabilities – net of current portion	—		190		190
Customers' deposits	2,313		—		2,313
Deferred credits and other noncurrent liabilities	363		—		363
Current:
Accounts payable	101,135		—		101,135
Accrued expenses and other current liabilities	74,227		—		74,227
Current portion of interest-bearing financial liabilities	32,292		—		32,292
Current portion of lease liabilities	10,477		—		10,477
Dividends payable	1,821		—		1,821
Current portion of derivative financial liabilities	—		960		960
Liabilities associated with assets classified as held-for-sale	1,738		—		1,738
Total liabilities	473,612		1,150		474,762
Net liabilities	(417,726)		(383)		(418,109)

(1)
Includes refundable deposits and notes receivables.
(2)
Includes investments in the funds of Credit Suisse and Julius Baer. PLDT withdrew US$6.6 million from the Supply Chain Finance fund of Credit Suisse in 2021. As at December 31, 2021, the fund’s value is US$3.4 million which was fully impaired as at year-end. In November 2021, Smart invested US$5.0 million in the Focus Fixed Income Asia Defensive fund of Julius Baer. As at December 31, 2022, the fund’s value is US$4.5 million.
(3)
Includes RCBC Redemption Trust Account. See Note 19 – Equity – Redemption of Preferred Stock.

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at
December 31, 2023 and 2022:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	Net amount presented in the consolidated statements of financial position
	(in million pesos)
December 31, 2023
Current Financial Assets
Trade and other receivables
Foreign administrations	4,606	3,480	1,126
Domestic carriers	332	145	187
Total	4,938	3,625	1,313
Current Financial Liabilities
Accounts payable
Suppliers and contractors	74,542	24	74,518
Carriers and others	4,713	2,351	2,362
Total	79,255	2,375	76,880

December 31, 2022
Current Financial Assets
Trade and other receivables
Foreign administrations	5,160	4,236	924
Domestic carriers	492	197	295
Total	5,652	4,433	1,219
Current Financial Liabilities
Accounts payable
Suppliers and contractors	98,700	44	98,656
Carriers and others	4,757	2,548	2,209
Total	103,457	2,592	100,865

There are no financial instruments subject to an enforceable master netting arrangement as at December 31, 2023 and 2022.

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2023 and 2022 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2023	2022	2023	2022
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	395	596	387	573
Other financial assets – net of current portion	3,481	3,489	3,184	3,278
Total	3,876	4,085	3,571	3,851
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	243,152	217,288	232,195	201,703
Customers' deposits	2,238	2,313	1,425	1,449
Deferred credits and other noncurrent liabilities	229	363	225	307
Total	245,619	219,964	233,845	203,459

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2023 and 2022. This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	2023				2022
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Financial assets at FVPL	—	575	3	578	—	407	25	432
Derivative financial assets – net of current portion	—	96	—	96	—	81	—	81
Current Financial Assets
Short-term investments	—	269	—	269	—	254	—	254
Current portion of derivative financial assets	—	—	—	—	—	—	—	-
Current portion of other financial assets	—	—	—	—	—	—	—	—
Total	—	940	3	943	—	742	25	767

Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	—	12	—	12	—	190	—	190
Current Financial Liabilities
Current portion of derivative financial liabilities	—	1,021	—	1,021	—	960	—	960
Total	—	1,033	—	1,033	—	1,150	—	1,150

(1)
Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)
Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)
Fair values determined using discounted values of future cash flows for the assets or liabilities.

As at December 31, 2023 and 2022, there were no transfers into and out of Level 3 fair value measurements.

As at December 31, 2023 and 2022, there were no transfers between Level 1 and Level 2 fair value measurements.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate such value:

Long-term financial assets and liabilities:

Fair value is based on the following:

Type	Fair Value Assumptions	Fair Value Hierarchy
Noncurrent portion of advances and other noncurrent assets	Estimated fair value is based on the discounted values of future cash flows using the applicable zero-coupon rates plus counterparties’ credit spread.	Level 3
Fixed rate loans: U.S. Dollar notes	Quoted market price.	Level 1
Investment in debt securities	Fair values were determined using quoted prices. For non-quoted securities, fair values were determined using discounted cash flow based on market observable rates.	Level 1 Level 2
Other loans in all other currencies	Estimated fair value is based on the discounted value of future cash flows using the applicable Commercial Interest Reference Rate and BVAL rates for similar types of loans plus PLDT’s credit spread.	Level 3
Variable rate loans	The carrying value approximates fair value because of recent and regular repricing based on market conditions.	Level 2

Derivative Financial Instruments

Forward foreign exchange contracts, foreign currency swaps, foreign currency options and interest rate swaps: The fair values were computed as the present value of estimated future cash flows using market U.S. Dollar and Philippine Peso interest rates as at valuation date.

The valuation techniques considered various inputs including the credit quality of counterparties.

Due to the short-term nature of the transactions, the fair value of cash and cash equivalents, short-term investments, trade and other receivables, accounts payable, accrued expenses and other current liabilities and dividends payable approximate their carrying values as at the end of the reporting period.

Our derivative financial instruments are accounted for as either cash flow hedges or transactions not designated as hedges. Cash flow hedges refer to those transactions that hedge our exposure to variability in cash flows attributable to a particular risk associated with a recognized financial asset or liability and exposures arising from forecast transactions. Changes in the fair value of these instruments representing effective hedges are recognized directly in other comprehensive income until the hedged item is recognized in our consolidated income statements. For transactions that are not designated as hedges, any gains or losses arising from the changes in fair value are recognized directly to income for the period.

As at December 31, 2023 and 2022, we have taken into account the counterparties’ credit risks (for derivative assets) and our own non-performance risk (for derivative liabilities) and have included a credit or debit valuation adjustment, as appropriate, by assessing the maximum credit exposure and taking into account market-based inputs which considers the risk of default occurring and corresponding losses once the default event occurs. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2023 and 2022:

							2023		2022
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark-to- market Gains (Losses) in Php	Notional Amount	Net Mark-to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions not designated as hedges:
PLDT
Forward foreign exchange contracts	US$396	Various dates in October to December 2023	U.S. Dollar Liabilities	Various dates in January to June 2024	—	Php56.557	US$396	(448)	US$257	(353)
	US$206	Various dates in October to December 2023	U.S. Dollar Liabilities	Various dates in January to June 2024	—	Php56.432	—	—	—	—
Forward exchange options capped forward	US$6	Various dates in October 2021	U.S. Dollar Liabilities	Various dates in April and May 2022	—	Php50.08	—	—	—	—
Foreign exchange options seagull(a)	US$7	June 10, 2022	U.S. Dollar Liabilities	January 9, 2023	—	Php52.64	—	—	7	(7)
					—	Php52.96	—	—	—	—
					—	Php54.00	—	—	—	—
								(448)		(360)
Smart
Forward foreign exchange contracts	US$449	Various dates in June 2023 to December 2023	U.S. Dollar Liabilities	Various dates in January to October 2024	—	Php56.549	US$449	(493)	—	—
	US$94	Various dates in June 2023 to December 2023	U.S. Dollar Liabilities	Various dates in October 2023 to February 2024	—	Php56.838	—	—	—	—
	US$369	Various dates in July to December 2022	U.S. Dollar Liabilities	Various dates in January to June 2023	—	Php57.08	—	—	US$369	(481)
	US$157	Various dates in January and February 2023	U.S. Dollar Liabilities	Various dates in February to July 2023	—	Php54.93	—	—	—	—
Subsidized forwards(b)	US$52	Various dates in November 2021	U.S. Dollar Liabilities	Various dates in April and May 2022	—	Php50.38 Php51.65	—	—	—	—
Foreign exchange options seagull(c)	US$15	Various dates in June 2023	U.S. Dollar Liabilities	Various dates in February 2024	—	Php55.94	US$15	(1)	—	—
	US$71	Various dates in June 2022	U.S. Dollar Liabilities	Various dates in October 2022 to February 2023	—	Php52.82 Php53.37 Php54.46	—	—	US$37	(40)
								(494)		(521)
								(942)		(881)
Transactions designated as hedges:
PLDT
Interest rate swaps(d)	US$150	April and June 2015	200 Term Loan	February 25, 2022	2.70%	—	—	—	—	—
Long-term currency swaps(e)	US$27	November 2018 to August 2020	200 MUFG Bank, Ltd.	February 25, 2022	2.15%	—	—	—	—	—
Long-term foreign currency options(f)	US$290	Various dates in July 2020 and February to March 2021	300M Notes 2031	January 23, 2031	1.20%	Php49.61 Php55.28	US$290	(87)	US$290	(265)
								(87)		(265)
Smart
Long-term currency swaps(g)	US$6	August 2020	100 Mizuho	December 7, 2022	1.99%	—	—	—	—	—
Long-term foreign currency options(h)	US$109	February to April 2021	140 PNB	December 13, 2030	1.63%	Php48.00 Php53.34	US$77	92	US$88	77
								92		77
								5		(188)
								(937)		(1,069)

(a)
If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php52.96 to Php54.00, PLDT will purchase the U.S. Dollar for Php52.96. However, if on maturity, the exchange rate settles above Php54.00, PLDT will purchase the U.S. Dollar for Php52.96 plus the excess above Php54.00, and if the exchange rate is lower than Php52.96, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php52.64.
(b)
If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles above Php51.65, Smart will purchase the U.S. Dollar for Php50.38 plus the excess above Php51.65, and if the exchange rate is at or lower than Php51.65, Smart will purchase the U.S. Dollar at Php50.38.
(c)
If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php55.85 to Php56.87, Smart will purchase the U.S. Dollar for Php55.85. However, if on maturity, the exchange rate settles above Php56.87, Smart will purchase the U.S. Dollar for Php55.85 plus the excess above Php56.87, and if the exchange rate is lower than Php55.85, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate, subject to a floor of Php55.17.
(d)
PLDT’s interest rate swap agreements, which matured on February 25, 2022, were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2021.
(e)
PLDT’s long-term principal only-currency swap agreements, which matured on February 25, 2022, were designated as cash flow hedges, wherein effective portion of the movements in the fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting Php0.5 million was recognized in our consolidated income statements for the year ended
December 31, 2021.
(f)
PLDT’s long-term foreign currency option agreements outstanding as at December 31, 2023 and 2022 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php49.61 and Php55.28, PLDT will purchase the U.S. dollar at Php49.61. However, if on fixing date, the exchange rate is beyond Php55.28, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php5.67, and if the exchange rate is lower than Php49.61, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate. The mark-to-market losses amounting to Php119 million and
Php190 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2023 and 2022, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to
Php32 million and Php75 million was recognized as at December 31, 2023 and 2022, respectively. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php39 million, Php4 million and Php89 million were recognized in our consolidated income statements for the years ended December 31, 2023, 2022 and 2021, respectively.
(g)
Smart’s long-term principal only-currency swap agreements, which matured on December 7, 2022, were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portions of the movements in the fair value amounting to Php309 thousand was recognized in our consolidated income statements for the year ended December 31, 2021.
(h)
Smart’s long-term foreign currency option agreements outstanding as at December 31, 2023 and 2022 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date is between Php48.00 and Php53.34, Smart will purchase the U.S. Dollar at Php48.00. However, if on fixing date the exchange rate is beyond Php53.34, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate minus a subsidy of Php5.34, and if the exchange rate is lower than Php48.00, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate. The mark-to-market gains amounting to Php96 million and
Php81 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2023 and 2022, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to
Php3 million each was recognized as at December 31, 2023 and 2022. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php12 million and Php5 million were recognized in our consolidated income statements for the years ended
December 31, 2023 and 2022, respectively.

Our derivative financial instruments as at December 31, 2023 and 2022 are presented in the statements of financial position as follows:

	2023	2022
	(in million pesos)
Noncurrent assets	96	81
Noncurrent liabilities (Note 28)	(12)	(190)
Current liabilities (Note 28)	(1,021)	(960)
Net liabilities	(937)	(1,069)

Movements of our consolidated mark-to-market gains (losses) for the years ended December 31, 2023 and 2022 are summarized as follows:

	2023	2022
	(in million pesos)
Net mark-to-market losses at beginning of the year	(1,069)	(74)
Gains on derivative financial instruments (Note 4)	1,436	2,572
Settlements and interest expense	607	1,135
Effective portion recognized in the profit or loss for the cash flow hedges	(66)	(77)
Net fair value losses on cash flow hedges charged to other comprehensive income	(1,674)	(3,228)
Others	(171)	(1,397)
Net mark-to-market losses at end of the year	(937)	(1,069)

Our consolidated analysis of gains on derivative financial instruments for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
		(in million pesos)
Gains (losses) on derivative financial instruments (Note 4)	1,436	2,572	1,651
Hedge costs	(238)	(250)	(251)
Net gains (losses) on derivative financial instruments (Notes 4 and 5)	1,198	2,322	1,400

Financial Risk Management Objectives and Policies

The main risks arising from our financial instruments are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk. The importance of managing those risks has significantly increased in light of the considerable change and volatility in both the Philippine and international financial markets. Our Board of Directors reviews and approves policies for managing each of these risks, which are summarized below. We also monitor the market price risk arising from all financial instruments.

Liquidity Risk

Our exposure to liquidity risk refers to the risk that our financial requirements, working capital requirements and planned capital expenditures will not be met.

We manage our liquidity profile to be able to finance our operations and capital expenditures, service our maturing debts and meet our other financial obligations. To cover our financing requirements, we use internally generated funds and proceeds from debt and equity issues and sales of certain assets.

As part of our liquidity risk management program, we regularly evaluate our projected and actual cash flows, including our loan maturity profiles, and continuously assess conditions in the financial markets for opportunities to pursue fund-raising initiatives. These activities may include bank loans, export credit agency-guaranteed facilities, debt capital and equity market issues.

Any excess funds are primarily invested in short-term and principal-protected bank products that provide flexibility of withdrawing the funds anytime. We also allocate a portion of our cash in longer tenor investments such as fixed income securities issued or guaranteed by the Republic of the Philippines, and Philippine banks and corporates and managed funds. We regularly evaluate available financial products and monitor market conditions for opportunities to enhance yields at acceptable risk levels. Our investments are also subject to certain restrictions contained in our debt covenants. Our funding arrangements are designed to keep an appropriate balance between equity and debt and to provide financing flexibility while enhancing our businesses.

Our cash position remains sufficient to support our planned capital expenditure requirements and service our debt and financing obligations; however, we may be required to finance a portion of our future capital expenditures from external financing sources. We have cash and cash equivalents, and short-term investments amounting to Php16,177 million and Php391 million, respectively, as at December 31, 2023, which we can use to meet our short-term liquidity needs.
See Note 15 – Cash and Cash Equivalents.

The following table summarizes the maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2023 and 2022:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2023
Financial instruments at amortized cost:	54,271	50,127	3,530	412	202
Debt instruments at amortized cost	595	200	45	340	10
Other financial assets	4,069	320	3,485	72	192
Temporary cash investments	6,184	6,184	—	—	—
Short-term investments	122	122	—	—	—
Retail subscribers	19,894	19,894	—	—	—
Corporate subscribers	15,934	15,934	—	—	—
Foreign administrations	1,250	1,250	—	—	—
Domestic carriers	188	188	—	—	—
Dealers, agents and others	6,035	6,035	—	—	—
Financial instruments at FVPL:	1,021	443	—	—	578
Financial assets at fair value through profit or loss	578	—	—	—	578
Short-term investments	443	443	—	—	—
Total	55,292	50,570	3,530	412	780

December 31, 2022
Financial instruments at amortized cost:	53,604	48,929	3,740	852	83
Debt instruments at amortized cost	596	—	225	361	10
Other financial assets	4,285	206	3,515	491	73
Temporary cash investments	8,678	8,678	—	—	—
Short-term investments	129	129	—	—	—
Retail subscribers	17,216	17,216	—	—	—
Corporate subscribers	15,151	15,151	—	—	—
Foreign administrations	1,058	1,058	—	—	—
Domestic carriers	296	296	—	—	—
Dealers, agents and others	6,195	6,195	—	—	—
Financial instruments at FVPL:	860	428	—	—	432
Financial assets at fair value through profit or loss	432	—	—	—	432
Short-term investments	428	428	—	—	—
Total	54,464	49,357	3,740	852	515

The following table summarizes the maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2023 and 2022:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2023
Debt(1):	341,848	7,430	77,131	65,342	191,945
Principal	256,927	7,250	43,292	47,648	158,737
Interest	84,921	180	33,839	17,694	33,208
Lease obligations	151,905	36,287	49,856	36,924	28,838
Various trade and other obligations:	151,062	148,560	427	28	2,047
Suppliers and contractors	74,716	74,518	194	4	—
Utilities and related expenses	61,079	61,044	35	—	—
Carriers and others	2,362	2,362	—	—	—
Employee benefits	5,510	5,510	—	—	—
Customer deposits	2,238	—	167	24	2,047
Dividends	1,912	1,912	—	—	—
Others	3,245	3,214	31	—	—
Total contractual obligations	644,815	192,277	127,414	102,294	222,830

December 31, 2022
Debt(1):	320,907	30,001	65,159	55,632	170,115
Principal	251,859	29,203	37,885	41,593	143,178
Interest	69,048	798	27,274	14,039	26,937
Lease obligations	62,216	14,658	13,504	10,591	23,463
Various trade and other obligations:	178,246	175,566	610	38	2,032
Suppliers and contractors	98,972	98,656	307	9	—
Utilities and related expenses	63,613	63,609	4	—	—
Carriers and others	2,209	2,209	—	—	—
Customers’ deposits	2,313	—	252	29	2,032
Employee benefits	6,615	6,615	—	—	—
Dividends	1,821	1,821	—	—	—
Others	2,703	2,656	47	—	—
Total contractual obligations	561,369	220,225	79,273	66,261	195,610

(1)
Consists of long-term and short-term debts, including current portion, gross of unamortized debt discount/premium and debt issuance costs.

Debt

See Note 20 – Interest-bearing Financial Liabilities – Long-term Debt for a detailed discussion of our debt.

Our consolidated future minimum lease commitments payable with non-cancellable leases as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Within one year	36,287	14,658
After one year but not more than five years	86,780	24,095
More than five years	28,838	23,463
Total	151,905	62,216

Various Trade and Other Obligations

PLDT Group has various obligations to suppliers for the acquisition of network equipment, contractors for services rendered on various projects, foreign administrations and domestic carriers for the access charges, shareholders for unpaid dividends distributions, employees for benefits and other related obligations, and various business and operational related agreements. Total obligations under these various agreements amounted to approximately Php151,062 million and Php178,246 million as at December 31, 2023 and 2022, respectively. See Note 22 – Accounts Payable and Note 23 – Accrued Expenses and Other Current Liabilities.

Commercial Commitments

Major Network Vendors

Since the last quarter of 2022, we have engaged in discussions with the major network vendors regarding the status of the PLDT Group's capital expenditure commitments and related outstanding balances. These discussions resulted in a number of Settlement and Mutual Release Agreements, or SMRAs, signed between us and the vendors, taking into consideration our program priorities and current business requirements. The significant commitment in respect of major network vendors amounted to about Php33,000 million, net of advances, as a result of the signing of the SMRAs in March 2023. As at December 31, 2023, such commitment was reduced to Php13,700 million, net of advances and deliveries.

Moreover, new purchase orders issued in 2023 to the same major network vendors amounted to Php13,600 million, net of advances and deliveries.

Other Capital Expenditure Vendors

Commitments related to non-major capital expenditure vendors amounted to Php29,500 million, of which Php16,000 million represent the commitments for 2022 and prior years, net of advances and deliveries as of December 31, 2023.

We have no outstanding commercial commitments, in the form of letters of credit, as at December 31, 2023 and 2022.

Collateral

There are no pledges as collaterals with respect to our financial liabilities as at December 31, 2023 and 2022.

Foreign Currency Exchange Risk

Foreign currency exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The revaluation of our foreign currency-denominated financial assets and liabilities as a result of the appreciation or depreciation of the Philippine Peso is recognized as foreign exchange gains or losses as at the end of the reporting period. The extent of foreign exchange gains or losses is largely dependent on the amount of foreign currency denominated financial assets and liabilities. While a certain percentage of our revenues are either linked to or denominated in U.S. Dollars, a substantial portion of our capital expenditures, a portion of our indebtedness and related interest expense and a portion of our operating expenses are denominated in foreign currencies, mostly in U.S. Dollars. As such, a strengthening or weakening of the Philippine Peso against the U.S. Dollar will decrease or increase in Philippine Peso terms both the principal amount of our foreign currency-denominated debts and the related interest expense, our foreign currency-denominated capital expenditures and operating expenses as well as our U.S. Dollar-linked and U.S. Dollar-denominated revenues. In addition, many of our financial ratios and other financial tests are affected by the movements in the Philippine Peso to U.S. Dollar exchange rate.

To manage our foreign exchange risks and to stabilize our cash flows in order to improve investment and cash flow planning, we enter into forward foreign exchange contracts, currency swap contracts, currency option contracts and other hedging products aimed at reducing and/or managing the adverse impact of changes in foreign exchange rates on our operating results and cash flows. Further details of the risk management strategy are recognized in our hedge designation documentation. We use forward foreign exchange purchase contracts, currency swap contracts and currency option contracts to manage the foreign currency risks associated with our foreign currency-denominated financial liabilities. We accounted for these instruments as either cash flow hedges, wherein changes in the fair value are recognized in our consolidated other comprehensive income until the hedged transaction affects our consolidated income statements or transactions not designated as hedges, wherein changes in the fair value are recognized directly as income or expense for the year.

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2023 and 2022 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2023
Long-term foreign currency options	367	96	Derivative financial assets – net of current portion
	—	(12)	Derivative financial liabilities – net of current portion
	367	84

December 31, 2022
Long-term foreign currency options	378	81	Derivative financial assets – net of current portion
	—	(190)	Derivative financial liabilities – net of current portion
	378	(109)

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2023 and 2022 are as follows:

	2023		2022
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Notes 2031	(4,546)	75	(3,288)	75
	(4,546)	75	(3,288)	75

Smart:
US$140M PNB	(1,599)	3	(1,182)	3
	(1,599)	3	(1,182)	3

The effect of the cash flow hedge on our consolidated statements of financial position as at December 31, 2023 and 2022 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2023
Long-term foreign currency options	(6,145)	Other comprehensive loss
	(6,145)

December 31, 2022
Long-term foreign currency options	(4,470)	Other comprehensive loss
	(4,470)

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine Peso equivalents as at December 31, 2023 and 2022:

	2023		2022
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	2	96	1	81
Other financial assets – net of current portion	—	—	—	1
Total noncurrent financial assets	2	96	1	82
Current Financial Assets
Cash and cash equivalents	76	4,232	287	16,002
Short-term investments	5	269	5	254
Trade and other receivables – net	115	6,411	132	7,385
Current portion of other financial assets	—	12	—	12
Total current financial assets	196	10,924	424	23,653
Total Financial Assets	198	11,020	425	23,735
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	681	37,719	719	40,153
Derivative financial liabilities – net of current portion	—	12	3	190
Other noncurrent liabilities	—	27	—	27
Total noncurrent financial liabilities	681	37,758	722	40,370
Current Financial Liabilities
Accounts payable	1,314	72,797	1,339	74,720
Accrued expenses and other current liabilities	207	11,481	218	12,184
Current portion of interest-bearing financial liabilities	39	2,149	39	2,165
Current portion of derivative financial liabilities	18	1,021	17	960
Total current financial liabilities	1,578	87,448	1,613	90,029
Total Financial Liabilities	2,259	125,206	2,335	130,399

(1)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php55.42 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines, or BAP, as at December 31, 2023.
(2)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php55.82 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the BAP as at December 31, 2022.

As at March 21, 2024, the Philippine Peso-U.S. Dollar exchange rate was Php56.03 to US$1.00. Using this exchange rate, our consolidated net foreign currency-denominated financial liabilities would have increased in Philippine Peso terms by
Php1,247 million as at December 31, 2023.

Approximately 15% and 17% of our total consolidated debts (net of consolidated debt discount) was denominated in U.S. Dollars as at December 31, 2023 and 2022, respectively. Our consolidated foreign currency-denominated debt decreased to Php39,479 million as at December 31, 2023 from Php41,894 million as at December 31, 2022. See Note 20 – Interest-bearing Financial Liabilities. The aggregate notional amount of our consolidated outstanding long-term principal only-currency swap contracts, long-term foreign currency options and short-term forwards allocated for debt were US$485 million and US$441 million as at December 31, 2023 and 2022, respectively. Consequently, the unhedged portion of our consolidated debt amounts were approximately 5% (or 5%, net of consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2023 and 7% (or 5%, net of consolidated U.S. Dollar cash balances allocated for debt) as at
December 31, 2022.

Approximately 8%, 10% and 9% of our consolidated revenues were denominated in U.S. Dollars and/or were linked to U.S. Dollars for the years ended December 31, 2023, 2022 and 2021, respectively. Approximately 6%, 5% and 7% of our consolidated expenses were denominated in U.S. Dollars and/or linked to the U.S. Dollar for the years ended
December 31, 2023, 2022 and 2021, respectively. In this respect, the higher weighted average exchange rate of the Philippine Peso against the U.S. Dollar increased our revenues and expenses, and consequently, affects our cash flow from operations in Philippine Peso terms. In view of the anticipated continued decline in dollar-denominated/dollar-linked revenues, which provide a natural hedge against our foreign currency exposure, we are progressively refinancing our dollar-denominated debts in Philippine Pesos.

The Philippine Peso depreciated by 0.72% against the U.S. Dollar to Php55.42 to US$1.00 as at December 31, 2023 from Php55.82 to US$1.00 as at December 31, 2022. As a result of our consolidated foreign exchange movements, as well as the amount of our consolidated outstanding net foreign currency financial assets and liabilities, we recognized net consolidated foreign exchange gains of Php1,153 million for the year ended December 31, 2023 and net foreign exchange losses of Php4,685 million Php3,890 million for the years ended December 31, 2022 and 2021, respectively.

Management conducted a survey among our banks to determine the outlook of the Philippine Peso-U.S. Dollar exchange rate until March 31, 2024. Our outlook is that the Philippine Peso-U.S. Dollar exchange rate may weaken/strengthen by 1.95% as compared to the exchange rate of Php55.42 to US$1.00 as at December 31, 2023. If the Philippine Peso-U.S. Dollar exchange rate had weakened/strengthened by 1.95% as at December 31, 2023, with all other variables held constant, consolidated profit after tax for the year ended December 31, 2023 and stockholders’ equity as at December 31, 2023 would have been approximately Php2,341 million and Php27 million, respectively, lower/higher, mainly as a result of consolidated foreign exchange gains and losses on conversion of U.S. Dollar-denominated net assets/liabilities and mark-to-market valuation of derivative financial instruments.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

Our exposure to the risk of changes in market interest rates relates primarily to our long-term debt obligations with floating interest rates.

Our policy is to manage interest cost through a mix of fixed and variable rate debts. We evaluate the fixed to floating ratio of our loans in line with movements of relevant interest rates in the financial markets. Based on our assessment, new financing will be priced either on a fixed or floating rate basis. We enter into interest rate swap agreements in order to manage our exposure to interest rate fluctuations. Further details of the risk management strategy are recognized in our hedge designation documentation. We make use of hedging instruments and structures solely for reducing or managing financial risk associated with our debt obligations and not for trading purposes.

The hedging instruments have no impact on our consolidated statements of financial position as at December 31, 2023 and 2022.

The hedged items on our consolidated statements of financial position has no impact as at December 31, 2023 and 2022.

The cash flow hedge on our consolidated statements of financial position has no impact as at December 31, 2023 and 2022.

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2023 and 2022. Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2023

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	4	—	—	6	—	10	595	—	595	10	587
Interest rate	2.3750% to 2.9000%	4.2500% to 4.2500%	6.2500% to 6.2500%	4.6250% to 4.8750%	6.5000%	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	15	—	—	—	—	15	850	—	850	15	850
Interest rate	0.0500% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	128	—	—	—	—	128	7,082	—	7,082	128	7,082
Interest rate	0.0500% to 1.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	35	—	—	—	—	35	1,933	—	1,933	35	1,933
Interest rate	4.9000% to 5.1250%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	77	—	—	—	—	77	4,251	—	4,251	77	4,251
Interest rate	0.2500% to 6.2500%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	2	—	—	—	—	2	122	—	122	2	122
Interest rate	0.5000% to 6.1000%	—	—	—	—	—	—	—	—	—	—
	261	—	—	6	—	267	14,833	—	14,833	267	14,825

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	33,251	560	32,691	466	25,845
Interest rate	—	—	—	—	2.5000% to 3.4500%	—	—	—	—	—	—
Philippine Peso	72	377	227	564	334	1,574	87,225	748	86,477	1,471	81,545
Interest rate	5.1021% to 5.2813%	4.0000% to 5.3500%	4.0000% to 5.3500%	4.0000% to 5.2000%	4.0000% to 5.1560%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	25	28	14	42	14	123	6,816	28	6,788	123	6,816
Interest rate	SOFR + 1.47826%	SOFR + 1.31161%	SOFR + 1.31161%	SOFR + 1.31161%	SOFR + 1.31161%	—	—	—	—	—	—
Philippine Peso	33	99	36	254	1,916	2,338	129,635	793	128,842	2,339	129,635
Interest rate	0.5000% over PHP BVAL	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 0.9000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	—	—	—	—	—	—
Short-term Debt
Notes Payable
	130	504	277	860	2,864	4,635	256,927	2,129	254,798	4,399	243,841

As at December 31, 2022

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	—	4	1	6	—	11	596	—	596	10	573
Interest rate	—	2.3750% to 2.9000%	4.2500%	4.6250% to 6.2500%	6.5000%	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	23	—	—	—	—	23	1,264	—	1,264	23	1,264
Interest rate	0.0500% to 1.0000%	—	—	—	—	—	—
Philippine Peso	123	—	—	—	—	123	6,863	—	6,863	123	6,863
Interest rate	0.0500% to 1.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	127	—	—	—	—	127	7,092	—	7,092	127	7,092
Interest rate	3.5000% to 4.7500%	—	—	—	—	—	—
Philippine Peso	28	—	—	—	—	28	1,586	—	1,586	28	1,586
Interest rate	2.8000% to 5.0000%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	2	—	—	—	—	2	129	—	129	2	129
Interest rate	0.5000% to 2.0000%	—	—	—	—	—	—
	303	4	1	6	—	314	17,530	—	17,530	313	17,507

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	33,489	597	32,892	435	24,316
Interest rate	—	—	—	—	2.5000% to 3.4500%	—	—	—	—	—	—
Philippine Peso	319	124	340	576	540	1,899	106,018	919	105,099	1,744	97,327
Interest rate	3.9500% to 4.0000%	3.9500% to 5.1560%	4.0000% to 5.3500%	4.0000% to 5.3500%	4.0000% to 5.2000%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	25	53	14	28	42	162	9,042	40	9,002	162	9,042
Interest rate	LIBOR + 1.0500%	LIBOR + 1.0500%	LIBOR + 1.0500%	LIBOR + 1.0500%	LIBOR + 1.0500%	—	—	—	—	—	—
Philippine Peso	34	93	55	141	1,383	1,706	93,310	723	92,587	1,672	93,310
Interest rate	—	0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	—	—	—	—	—	—
Short-term Debt
Notes Payable
Philippine Peso	179	—	—	—	—	179	10,000	—	10,000	179	10,000
Interest rate	2.6000 to 5.1600%	—	—	—	—	—	—	—	—	—	—
	557	270	409	745	2,565	4,546	251,859	2,279	249,580	4,192	233,995

Fixed rate financial instruments are subject to fair value interest rate risk while floating rate financial instruments are subject to cash flow interest rate risk.

Repricing of floating rate financial instruments is mostly done on intervals of three months or up to five years. Interest on fixed rate financial instruments is fixed until maturity of the particular instrument.

Approximately 53% and 41% of our consolidated debts (net of consolidated debt discount) were variable rate debts as at December 31, 2023 and 2022, respectively. Our consolidated variable rate debt increased to Php135,631 million as at December 31, 2023 from Php101,590 million as at December 31, 2022. Considering the aggregate notional amount of our consolidated outstanding long-term interest rate swap contracts of nil as at December 31, 2023 and 2022, approximately 47% and 59% of our consolidated debts were fixed as at December 31, 2023 and 2022, respectively.

Management conducted a survey among our banks to determine the outlook of the U.S. Dollar and Philippine Peso interest rates until March 31, 2024. Our outlook is that the U.S. Dollar and Philippine Peso interest rates may move 5 basis points, or bps, and 25 bps higher/lower, respectively, as compared to levels as at December 31, 2023. If the U.S. Dollar interest rates had been 5 bps higher/lower as compared to market levels as at December 31, 2023, with all other variables held constant, consolidated profit after tax for the year ended December 31, 2023 and stockholders’ equity as at December 31, 2023 would have been approximately Php4 million and Php4 million, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions. If the Philippine Peso interest rates had been 25 bps higher/lower as compared to market levels as at December 31, 2023, with all other variables held constant, consolidated profit after tax for the year December 31, 2023 and stockholders’ equity as at December 31, 2023 would have been approximately Php25 million and Php14 million, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions.

Credit Risk

Credit risk is the risk that we will incur a loss arising from our customers, clients or counterparties that fail to discharge their contracted obligations. We manage and control credit risk by setting limits on the amount of risk we are willing to accept for individual counterparties and by monitoring exposures in relation to such limits.

We trade only with recognized and creditworthy third parties. It is our policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, receivable balances are monitored on an on-going basis to reduce our exposure to bad debts.

We established a credit quality review process to provide regular identification of changes in the creditworthiness of counterparties. Our credit quality review process allows us to assess the potential loss as a result of the risks to which we are exposed and allow us to take corrective actions.

Maximum exposure to credit risk of financial assets not subject to impairment

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Financial assets at fair value through profit or loss	578	432
Derivative financial assets – net of current portion	96	81
Short-term investments	269	254
Total	943	767

Maximum exposure to credit risk of financial assets subject to impairment

The table below shows the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2023 and 2022. The maximum exposure is shown gross before both the effect of mitigation through use of master netting and collateral arrangements. The extent to which collateral and other credit enhancements mitigate the maximum exposure to credit risk is described in the footnotes to the table.

For financial assets recognized on our consolidated statements of financial position as at December 31, 2023 and 2022, the gross exposure to credit risk equal their carrying amount.

For financial guarantees granted, the maximum exposure to credit risk is the maximum amount that we would have to pay if the guarantees are called upon. For loan commitments and other credit related commitments that are irrevocable over the life of the respective facilities, the maximum exposure to credit risk is the full amount of the committed facilities.

	December 31, 2023
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	20,424	11,070	—	31,494
Standard grade	271	3,683	—	3,954
Substandard grade	—	11,333	—	11,333
Default	442	4,190	13,025	17,657
Gross carrying amount	21,137	30,276	13,025	64,438
Less allowance	442	4,190	13,025	17,657
Carrying amount	20,695	26,086	—	46,781

	December 31, 2022
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	29,328	12,380	—	41,708
Standard grade	303	4,445	—	4,748
Substandard grade	—	9,430	—	9,430
Default	764	4,236	9,425	14,425
Gross carrying amount	30,395	30,491	9,425	70,311
Less allowance	764	4,236	9,425	14,425
Carrying amount	29,631	26,255	—	55,886

Maximum exposure to credit risk after collateral held or other credit enhancements

Collateral held as security for financial assets depends on the nature of the instrument. Debt investment securities are generally unsecured. Estimates of fair value are based on the value of collateral assessed at the time of borrowing and are regularly updated according to internal lending policies and regulatory guidelines. Generally, collateral is not held over loans and advances to us except for reverse repurchase agreements. Collateral usually is not held against investment securities, and no such collateral was held as at December 31, 2023 and 2022.

Our policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by us during the year.

We have not identified significant risk concentrations arising from the nature, type or location of collateral and other credit enhancements held against our credit exposures.

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2023 and 2022:

	2023
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	46,781	521	46,260
Debt instruments at amortized cost	595	—	595
Other financial assets	3,801	—	3,801
Cash and cash equivalents	16,177	146	16,031
Short-term investments	122	—	122
Corporate subscribers	9,988	338	9,650
Retail subscribers	10,196	37	10,159
Foreign administrations	1,126	—	1,126
Domestic carriers	187	—	187
Dealers, agents and others	4,589	—	4,589
Financial instruments at FVPL:	943	—	943
Financial assets at FVPL	578	—	578
Long-term foreign currency options	96	—	96
Short-term investments	269	—	269
Total	47,724	521	47,203

* Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2023.

	2022
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	55,886	505	55,381
Debt instruments at amortized cost	596	—	596
Other financial assets	3,695	—	3,695
Cash and cash equivalents	25,211	105	25,106
Short-term investments	129	—	129
Retail subscribers	10,327	46	10,281
Corporate subscribers	10,052	354	9,698
Foreign administrations	924	—	924
Domestic carriers	295	—	295
Dealers, agents and others	4,657	—	4,657
Financial instruments at FVPL:	767	—	767
Financial assets at FVPL	432	—	432
Long-term foreign currency options	81	—	81
Short-term investments	254	—	254
Total	56,653	505	56,148

* Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2022.

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2023 and 2022:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2023
Financial instruments at amortized cost:	64,264	31,494	3,954	11,333	17,483
Debt instruments at amortized cost	595	595	—	—	—
Other financial assets	4,069	3,800	1	—	268
Cash and cash equivalents	16,177	15,907	270	—	—
Short-term investments	122	122	—	—	—
Retail subscribers	19,894	8,083	266	1,847	9,698
Corporate subscribers	15,934	2,341	1,390	6,257	5,946
Foreign administrations	1,250	90	529	507	124
Domestic carriers	188	1	92	94	1
Dealers, agents and others	6,035	555	1,406	2,628	1,446
Financial instruments at FVPL:	1,117	701	242	—	174
Financial assets at FVPL	578	336	242	—	—
Long-term foreign currency options	96	96	—	—	—
Short-term investments	443	269	—	—	174
Total	65,381	32,195	4,196	11,333	17,657

December 31, 2022
Financial instruments at amortized cost:	70,137	41,708	4,748	9,430	14,251
Debt instruments at amortized cost	596	596	—	—	—
Other financial assets	4,285	3,694	1	—	590
Cash and cash equivalents	25,211	24,909	302	—	—
Short-term investments	129	129	—	—	—
Retail subscribers	17,216	7,782	458	2,087	6,889
Corporate subscribers	15,151	3,959	1,543	4,550	5,099
Foreign administrations	1,058	289	210	425	134
Domestic carriers	296	111	30	154	1
Dealers, agents and others	6,195	239	2,204	2,214	1,538
Financial instruments at FVPL:	941	604	163	—	174
Financial assets at FVPL	432	269	163	—	—
Long-term foreign currency options	81	81	—	—	—
Short-term investments	428	254	—	—	174
Total	71,078	42,312	4,911	9,430	14,425

(1)
This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.
(2)
This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

The aging analysis of past due but not impaired class of financial assets as at December 31, 2023 and 2022 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2023
Financial instruments at amortized cost:	64,264	35,448	3,505	618	7,210	17,483
Debt instruments at amortized cost	595	595	—	—	—	—
Other financial assets	4,069	3,801	—	—	—	268
Cash and cash equivalents	16,177	16,177	—	—	—	—
Short-term investments	122	122	—	—	—	—
Retail subscribers	19,894	8,349	1,603	223	21	9,698
Corporate subscribers	15,934	3,731	1,500	248	4,509	5,946
Foreign administrations	1,250	619	164	87	256	124
Domestic carriers	188	93	39	20	35	1
Dealers, agents and others	6,035	1,961	199	40	2,389	1,446
Financial instruments at FVPL:	1,117	943	—	—	—	174
Financial assets at FVPL	578	578	—	—	—	—
Long-term foreign currency options	96	96	—	—	—	—
Short-term investments	443	269	—	—	—	174
Total	65,381	36,391	3,505	618	7,210	17,657

December 31, 2022
Financial instruments at amortized cost:	70,137	46,456	3,289	1,709	4,432	14,251
Debt instruments at amortized cost	596	596	—	—	—	—
Other financial assets	4,285	3,695	—	—	—	590
Cash and cash equivalents	25,211	25,211	—	—	—	—
Short-term investments	129	129	—	—	—	—
Retail subscribers	17,216	8,240	1,439	372	276	6,889
Corporate subscribers	15,151	5,502	1,615	1,214	1,721	5,099
Foreign administrations	1,058	499	37	14	374	134
Domestic carriers	296	141	72	26	56	1
Dealers, agents and others	6,195	2,443	126	83	2,005	1,538
Financial instruments at FVPL:	941	767	—	—	—	174
Financial assets at FVPL	432	432	—	—	—	—
Long-term foreign currency options	81	81	—	—	—	—
Short-term investments	428	254	—	—	—	174
Total	71,078	47,223	3,289	1,709	4,432	14,425

Capital Management Risk

We aim to achieve an optimal capital structure in pursuit of our business objectives which include maintaining healthy capital ratios and strong credit ratings and maximizing shareholder value.

Our approach to capital management focuses on balancing the allocation of cash and the incurrence of debt as we seek new investment opportunities for new businesses and growth areas. On August 5, 2014, the PLDT Board of Directors approved an amendment to our dividend policy, increasing the dividend payout rate to 75% from 70% of our core EPS as regular dividends. However, in view of our elevated capital expenditures to build-out a robust, superior network to support the continued growth of data traffic, plans to invest in new adjacent businesses that will complement the current business and provide future sources of profits and dividends, and management of our cash and gearing levels, the PLDT Board of Directors approved on August 2, 2016, the amendment of our dividend policy, reducing the regular dividend payout to 60% of core EPS. Starting 2019, we based our dividend payout on telco core income. In declaring dividends, we take into consideration the interest of our shareholders, as well as our working capital, capital expenditures and debt servicing requirements. The retention of earnings may be necessary to meet the funding requirements of our business expansion and development programs.

As part of the dividend policy, in the event no investment opportunities arise, we may consider the option of returning additional cash to our shareholders in the form of special dividends or share buybacks. Philippine corporate regulations prescribe, however, that we can only pay out dividends or make capital distribution up to the amount of our unrestricted retained earnings.

Some of our debt instruments contain covenants that impose maximum leverage ratios. In addition, our credit ratings from the international credit ratings agencies are based on our ability to remain within certain leverage ratios.

No changes were made in our objectives, policies or processes for managing capital during the years ended
December 31, 2023, 2022 and 2021.